Share-Based Payments - Outstanding Total Shareholder Return Units Activity (Details) $ / shares in Units, $ in Millions			12 Months Ended
		Oct. 26, 2016 Employee	Dec. 31, 2018 USD ($) Employee $ / shares shares
Total Shareholder Return Units (TSRUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Share Units	[1],[2]		156,534,000
Outstanding, Weighted-Average Grant Price Per Share Unit (in dollars per share) | $ / shares	[1],[2]		$ 33.09
Outstanding, Weighted-Average Remaining Contractual Term (Years)	[1],[2]		3 years 1 month
Outstanding, Aggregate Intrinsic Value | $	[1],[2]		$ 2,073
Vested, Share Units	[1],[2],[3]		17,588,000
Vested, Weighted-Average Grant Price Per Share Unit (in dollars per share) | $ / shares	[1],[2],[3]		$ 30.30
Vested, Weighted-Average Remaining Contractual Term (Years)	[1],[2],[3]		1 year 6 months 12 days
Vested, Aggregate Intrinsic Value | $	[1],[2],[3]		$ 332
Expected to vest, Share Units	[1],[2],[4]		133,878,000
Expected to vest, Weighted-Average Grant Price Per Share Unit (in dollars per share) | $ / shares	[1],[2],[4]		$ 33.38
Expected to vest, Weighted-Average Remaining Contractual Term (Years)	[1],[2],[4]		3 years 2 months
Expected to vest, Aggregate Intrinsic Value | $	[1],[2],[4]		$ 1,688
Settled, Share Units			7,643,846
Settled, Weighted-Average Grant Price Per Share Per Unit (in dollars per share) | $ / shares			$ 23.13
Exercised during period, Share Units			2,809,652
Exercised during period, Weighted-Average Grant Price (in dollars per share) | $ / shares			$ 27.86
Number of shares modified to accelerate vesting			1,700,000
Number of employees affected by plan modification | Employee		2,900	260
Profit Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Share Units	[1],[2]		1,385,000
Outstanding, Weighted-Average Remaining Contractual Term (Years)	[1],[2]		6 months 12 days
Outstanding, Aggregate Intrinsic Value | $	[1],[2]		$ 60
Converted awards			1,408,622

[1]	In 2018, 2,809,652 TSRUs with a weighted-average grant price of $27.86 per unit were converted into 1,408,622 PTUs.
[2]	In 2018, we settled 7,643,846 TSRUs with a weighted-average grant price of $23.13 per unit.
[3]	Includes the modification of approximately 1.7 million TSRUs to approximately 260 employees, including management employees, in connection with our Organizing for Growth initiative. The terms were modified to permit the vesting upon termination. The impact to compensation expense was immaterial.
[4]	The number of TSRUs expected to vest takes into account an estimate of expected forfeitures.